Derivative Financial Instruments - Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	$ 220	$ 302	$ (327)
Gain (loss) recognized in earnings attributable to risk being hedged	14	(103)	189
Cash flow hedges and net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(2,477)	(784)	549
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	21	(75)	(449)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	60	112	64
Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI		(168)	(35)
Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(349)	(521)	(101)
Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	(2,127)	(95)	686
Cost of services | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	23	68	30
Cost of sales | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	2	51	8
Cost of financing | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	20	44	(61)
Gain (loss) recognized in earnings attributable to risk being hedged	4	(32)	97
Cost of financing | Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(5)	(3)
Cost of financing | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(23)	(86)	(75)
Cost of financing | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	16	35	33
SG&A expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	0	53	0
SG&A expense | Equity contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	142	214	(116)
Other (income) and expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	101	39	(341)
Other (income) and expense | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	1	(53)	(93)
Interest expense | Interest rate contracts | Derivative instruments in fair value hedges
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in earnings on derivatives	58	98	(58)
Gain (loss) recognized in earnings attributable to risk being hedged	11	(71)	92
Interest expense | Interest rate contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(13)	(8)
Interest expense | Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	(65)	(190)	(71)
Interest expense | Foreign exchange contracts | Instruments in net investment hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	$ 45	$ 77	$ 31